Consolidated Statements of Changes in Stockholders' Equity (Deficit) (USD $) In Thousands, except Share data	Total	Common Stock, No Par Value	Common Stock, $0.001 Par Value	Additional Paid-in Capital	Accumulated Deficit
Balance at Dec. 31, 2010	$ (137,569)	$ 4,078			$ (141,647)
Balance (in shares) at Dec. 31, 2010		4,834,920
Exercise of stock options (in shares)		77,712
Exercise of stock options	140	140
Repurchase of common stock (in shares)		(106,675)
Repurchase of common stock	(814)	(157)			(657)
Stock-based compensation expense	721	721
Accretion of customer warrant	141	141
Net loss	(15,064)				(15,064)
Balance at Dec. 31, 2011	(152,445)	4,923			(157,368)
Balance (in shares) at Dec. 31, 2011		4,805,957
Exercise of stock options (in shares)		50,410
Exercise of stock options	108	108
Repurchase of common stock (in shares)		(64,020)
Repurchase of common stock	(599)	(122)			(477)
Stock-based compensation expense	712	712
Accretion of customer warrant	488	488
Net loss	(14,873)				(14,873)
Balance at Dec. 31, 2012	(166,609)	6,109			(172,718)
Balance (in shares) at Dec. 31, 2012		4,792,347
Exercise of stock options (in shares)	201,444	71,694	129,750
Exercise of stock options	699	168		531
Issuance of common stock (in shares)		5,000
Issuance of common stock	68	68
Effects of corporate restructuring (in shares)		(4,869,041)	4,869,041
Effects of corporate restructuring		(7,328)	5	7,323
Initial public offering, net of issuance costs (in shares)			3,000,000
Initial public offering, net of issuance costs	70,064		3	70,061
Conversion of redeemable convertible preferred stock (in shares)	16,496,860		16,496,860
Conversion of redeemable convertible preferred stock	135,477		16	135,461
Stock-based compensation expense	1,202	537		665
Accretion of customer warrant	892	446		446
Net loss	(30,361)				(30,361)
Balance at Dec. 31, 2013	11,432		24	214,487	(203,079)
Balance (in shares) at Dec. 31, 2013			24,495,651
Exercise of stock options (in shares)			111,790
Exercise of stock options	466			466
Issuance of common stock for cashless exercise of warrant (in shares)			455,521
Issuance of common stock for cashless exercise of warrant			1	(1)
Stock-based compensation expense	540			540
Accretion of customer warrant	223			223
Net loss	(12,402)				(12,402)
Balance at Mar. 31, 2014	$ 259		$ 25	$ 215,715	$ (215,481)
Balance (in shares) at Mar. 31, 2014			25,062,962